Investments Accounted for Using the Equity Method - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Investments accounted for using equity method [member]
Disclosure of investments accounted for using equity method [line items]
Impairment loss	¥ 90,882
Share of profit of investments accounted for using the equity method [member]
Disclosure of investments accounted for using equity method [line items]
Impairment loss		¥ 0	¥ 0